TAXES - Operating Loss Carryforwards (Details) - PRC - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXES
Net operating loss carryforward period	5 years
Maximum net operating loss carryforward period - High-tech enterprises	10 years
Net operating losses	$ 6,050,433	$ 4,770,288